Summary of Significant Accounting Policies (Cash and Cash Equivalents) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Feb. 02, 2013 Minimum [Member]	Feb. 02, 2013 Maximum [Member]
Significant Accounting Policies [Line Items]
Debit and credit card transaction processing period (hours)			24 hours	48 hours
Cash due from banks	$ 1.6	$ 1.2
Money market funds	$ 34.1	$ 39.8